Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents (Note 4)	$ 55,904,402	$ 57,415,350
Marketable securities (Note 5)	124,578	83,575
Income tax receivable (Note 10)	8,682,839	8,682,839
Prepaid expense and other	300,610	573,411
Total current assets	65,012,429	66,755,175
Property, plant and equipment, net (Note 6)	2,487,955	2,514,552
Right of use asset	143,246	165,576
Total assets	67,643,630	69,435,303
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	839,109	780,925
Lease liability	94,706	92,819
Contingent value rights (Note 3)	60,242	60,242
Total current liabilities	994,057	933,986
Lease liability	52,620	77,093
Total liabilities	$ 1,046,677	1,011,079
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued	0
Common shares	$ 302,469,647	302,469,647
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	21,456,674	21,409,668
Accumulated deficit	(277,954,740)	(276,080,463)
Total shareholders' equity	66,596,953	68,424,224
Total liabilities and shareholders' equity	$ 67,643,630	$ 69,435,303